FHLB Advances and Other Borrowings (Additional Collateral Based On The Value Of The Underlying Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Average Daily Balance During the Year	$ 19,813	$ 34,243
Average Interest Rate During the Year	0.23%	0.31%
Maximum Month-end Balance During the Year	$ 24,220	$ 43,514
Weighted Average Interest Rate at Year-end	0.20%	0.25%